UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	06/30/2008

Check here if Amendment:           |_|; Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stockman Asset Management, Inc.

Address:  2700 King Avenue West
          Billings, MT 59102

13F File Number: 28-12190

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary R. Lucas
Title:  Chief Executive Officer
Phone:  (406) 655-3960


Signature, Place and Date of Signing:


Gary R. Lucas		       Billings, Montana	       July 11, 2008
--------------------           ------------------           --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        25

Form 13F Information Table Value Total:   $109,653
                                          (in thousands)


List of Other Included Managers:     NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           FORM 13F INFORMATION TABLE
                                       	STOCKMAN ASSET MANAGEMENT, INC.
                                               June 30, 2008


COLUMN 1                        COLUMN  2           COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                                                                 VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                  --------------      -----       --------   -------  --- ----   ----------  ----   ----  ------  ----
AMGEN INC                       COM                 031162100   5,858     124,205   SH	       SOLE	   NONE	   2,270     121,935
ASTRAZENECA, PLC                SPONSORED ADR       046353108   5,823     136,915   SH         SOLE        NONE    2,500     134,415
AVON PRODUCTS INC		COM                 054303102   5,715     158,663   SH         SOLE        NONE    3,200     155,463
BANK OF AMERICA CORP            COM                 060505104   3,727     156,140   SH         SOLE        NONE    2,900     153,240
CITIGROUP INC	                COM                 172967101   3,061     182,609   SH         SOLE        NONE    3,700     178,909
GANNETT INC		        COM                 364730101   3,168     146,188   SH         SOLE        NONE    2,850     143,338
GENERAL ELECTRIC                COM                 369604103   2,745     102,861   SH         SOLE        NONE    1,400     101,461
GLAXOSMITHKLINE PLC             SPON ADR    	    37733W105   5,511     124,625   SH         SOLE        NONE    2,390     122,235
HOME DEPOT INC		        COM                 437076102	4,389     187,408   SH         SOLE        NONE    3,200     184,208
HUNTINGTON BANCSHARES	        COM                 446150104      78      13,590   SH         SOLE        NONE               13,590
JOHNSONS & JOHNSONS             COM                 478160104   6,289      97,741   SH         SOLE        NONE    2,000      95,741
JP MORGAN CHASE & CO            COM                 46625H100   5,325     155,211   SH         SOLE        NONE    2,500     152,711
KIMBERLY CLARK		        COM                 494368103   5,414      90,567   SH         SOLE        NONE    1,700      88,867
LILLY ELI                	COM                 532457108   5,140     111,361   SH         SOLE        NONE    2,200     109,161
LOWES COS INC			COM		    548661107	4,662     224,657   SH         SOLE        NONE    3,860     220,797
MBIA INC	                COM                 55262C100     720     163,915   SH         SOLE        NONE    1,800     162,115
PFIZER             	 	COM                 717081103   4,551     260,490   SH         SOLE        NONE    5,850     254,640
SARA LEE CORP	                COM                 803111103   4,536     370,276   SH         SOLE        NONE    7,100     363,176
STATE STR CORP                  COM                 857477103     215       3,364   SH         SOLE        NONE                3,364
3M CO                           COM                 88579Y101   5,607      80,573   SH         SOLE        NONE    1,740      78,833
US BANCORP DEL		        COM NEW             902973304   5,869     210,443   SH         SOLE        NONE    4,250     206,193
WACHOVIA CORP 2ND NEW           COM		    929903102   2,490     160,336   SH         SOLE        NONE    2,600     157,736
WAL MART STORES INC             COM                 931142103   7,328     130,399   SH         SOLE        NONE    2,500     127,899
WELLS FARGO & CO NEW            COM                 949746101   4,773     200,966   SH         SOLE        NONE    4,010     196,956
WYETH                           COM                 983024100   6,659     138,835   SH         SOLE        NONE    2,950     135,885
